Result from insurance activities, before expenses - Summary of composition of the financial result of insurance operations explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment's return	S/ (10,499)	S/ 27,284
Interest credited	(564,556)	(533,065)
Changes in interest rate and other financial hypotheses	2,824	1,729,128
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(617)	(1,729,048)
Financial expenses for issued insurance contracts	(572,848)	(505,701)
Interest credited	(1,474)	148
Effect of changes in interest rates and other financial hypotheses	1,054	(1,451)
Exchange differences
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	101	3,617
Financial income from insurance contracts	(319)	2,314
Result from insurance activities	(573,167)	(503,387)
Pension Contract [Member]
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Interest credited	(541,468)	(523,539)
Changes in interest rate and other financial hypotheses	(433)	754
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	4	(16)
Financial expenses for issued insurance contracts	(541,897)	(522,801)
Interest credited	(388)	76
Effect of changes in interest rates and other financial hypotheses	(76)
Financial income from insurance contracts	(464)	76
Result from insurance activities	(542,361)	(522,725)
Life Insurance Contract [Member]
Disclosure Of Composition Of The Financial Result Of Insurance Operations [Line Items]
Changes in the obligation to pay the fair value holder of the underlying assets of direct participation agreements due to the investment's return	(10,499)	27,284
Interest credited	(23,088)	(9,526)
Changes in interest rate and other financial hypotheses	3,257	1,728,374
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	(621)	(1,729,032)
Financial expenses for issued insurance contracts	(30,951)	17,100
Interest credited	(1,086)	72
Effect of changes in interest rates and other financial hypotheses	1,130	(1,451)
Effect of changes in current estimates and in CSM adjustment rates in relation to the rates used in the initial recognition	101	3,617
Financial income from insurance contracts	145	2,238
Result from insurance activities	S/ (30,806)	S/ 19,338